STOCKHOLDERS DEFICIT (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Weighted outstanding, ending	6,814,782	12,165,260
Weighted average remaining contractual life	1 year 10 months 2 days
Weighted average exercise price	$ 0.113
Warrants exercisable	6,814,782	12,165,260
Weighted average exercise price of warrants exercisable	$ 0.0113	$ 0.011
Warrant 1
Weighted outstanding, ending	1,636,364
Weighted average remaining contractual life	1 year 10 days
Weighted average exercise price	$ 0.0055
Warrants exercisable	1,636,364
Weighted average exercise price of warrants exercisable	$ 0.0055
Range of Exercise Price	$ 0.0055
Warrant 2
Weighted outstanding, ending	851,299
Weighted average remaining contractual life	1 year 6 months 10 days
Weighted average exercise price	$ 0.0077
Warrants exercisable	851,299
Weighted average exercise price of warrants exercisable	$ 0.0077
Range of Exercise Price	$ 0.0077
Warrant 3
Weighted outstanding, ending	1,807,229
Weighted average remaining contractual life	2 years 9 months
Weighted average exercise price	$ 0.0091
Warrants exercisable	1,807,229
Weighted average exercise price of warrants exercisable	$ 0.0091
Range of Exercise Price	$ 0.0091
Warrant 4
Weighted outstanding, ending	1,094,890
Weighted average remaining contractual life	2 years 9 months
Weighted average exercise price	$ 0.0151
Warrants exercisable	1,094,890
Weighted average exercise price of warrants exercisable	$ 0.0151
Range of Exercise Price	$ 0.0151
Warrant 5
Weighted outstanding, ending	1,425,000
Weighted average remaining contractual life	1 year 1 month 9 days
Weighted average exercise price	$ 0.0200
Warrants exercisable	1,425,000
Weighted average exercise price of warrants exercisable	$ 0.0200
Range of Exercise Price	$ 0.0200